  RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on June 4, 2014; such supplement (accession number 0000088053-14-000676) is incorporated by reference into this Rule 497 Document.

DWS GLOBAL/INTERNATIONAL FUND, INC.
DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Global Growth Fund
DWS RREEF Global Infrastructure Fund
DWS Global Small Cap Fund

DWS INCOME TRUST
DWS Core Fixed Income Fund
DWS Global High Income Fund
DWS Global Inflation Fund
DWS GNMA Fund
DWS High Income Fund
DWS Short Duration Fund
DWS Strategic Government Securities Fund
DWS Ultra‐Short Duration Fund
DWS Unconstrained Income Fund

DWS INSTITUTIONAL FUNDS
DWS EAFEÒ Equity Index Fund
DWS Equity 500 Index Fund (a feeder fund of DWS Equity 500 Index Portfolio)
DWS S&P 500 Index Fund (a feeder fund of DWS Equity 500 Index Portfolio)
DWS U.S. Bond Index Fund

DWS INTERNATIONAL FUND, INC.
DWS Emerging Markets Equity Fund
DWS Global Equity Fund
DWS International Fund
DWS International Value Fund
DWS Latin America Equity Fund
DWS World Dividend Fund

DWS INVESTMENT TRUST
DWS Capital Growth Fund
DWS Core Equity Fund
DWS Large Cap Focus Growth Fund
DWS Mid Cap Growth Fund

DWS Small Cap Core Fund
DWS Small Cap Growth Fund

DWS INVESTMENTS VIT FUNDS
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

DWS MARKET TRUST
DWS Alternative Asset Allocation Fund
DWS Diversified Market Neutral Fund
DWS Global Income Builder Fund
DWS Select Alternative Allocation Fund
DWS Strategic Equity Long/Short Fund

DWS MONEY FUNDS
DWS Money Market Prime Series: DWS Cash Investment Trust Class A DWS Cash Investment Trust Class B DWS Cash Investment Trust Class C DWS Cash Investment Trust Class S DWS Money Market Fund

DWS MUNICIPAL TRUST
DWS Managed Municipal Bond Fund
DWS Short‐Term Municipal Bond Fund
DWS Strategic High Yield Tax‐Free Fund

DWS PORTFOLIO TRUST
DWS Core Plus Income Fund
DWS Floating Rate Fund

DWS SECURITIES TRUST
DWS Communications Fund
DWS CROCIÒ Sector Opportunities Fund
DWS Enhanced Commodity Strategy Fund
DWS RREEF Global Real Estate Securities Fund
DWS Gold & Precious Metals Fund
DWS Health and Wellness Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Real Estate Securities Income Fund
DWS Science and Technology Fund

DWS STATE TAX‐FREE INCOME SERIES
DWS California Tax‐Free Income Fund
DWS Massachusetts Tax‐Free Fund
DWS New York Tax‐Free Income Fund

DWS TARGET DATE SERIES
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund

DWS TARGET FUND
DWS Target 2014 Fund

DWS TAX FREE TRUST
DWS Intermediate Tax/AMT Free Fund

DWS VALUE SERIES, INC.
DWS Equity Dividend Fund
DWS Large Cap Value Fund
DWS Mid Cap Value Fund
DWS Small Cap Value Fund

DWS VARIABLE SERIES I
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS Global Small Cap VIP
DWS International VIP

DWS VARIABLE SERIES II
DWS Alternative Asset Allocation VIP
DWS Global Equity VIP
DWS Global Growth VIP
DWS Global Income Builder VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
DWS Unconstrained Income VIP